DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers S&P SmallCap 600 ESG ETF

May 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 100.0%
Communication Services - 1.4%
ATN International, Inc.	154	$7,280
Consolidated Communications Holdings, Inc.*	1,019	9,538
EW Scripps Co., Class A	800	16,968
Marcus Corp.*	329	6,945
Meredith Corp.*	567	19,097
QuinStreet, Inc.*	684	12,387
Scholastic Corp.	420	14,146
Shenandoah Telecommunications Co.	698	34,823
Spok Holdings, Inc.	250	2,917
TechTarget, Inc.*	330	23,202

(Cost $142,111)		147,303

Consumer Discretionary - 16.7%
Abercrombie & Fitch Co., Class A*	872	37,234
American Axle & Manufacturing Holdings, Inc.*	1,583	17,730
American Public Education, Inc.*	260	7,280
Asbury Automotive Group, Inc.*	273	54,133
Bed Bath & Beyond, Inc.*	1,728	48,367
Big Lots, Inc.	472	28,764
Bloomin’ Brands, Inc.*	1,122	33,155
Boot Barn Holdings, Inc.*	417	31,855
Brinker International, Inc.*	645	39,635
Buckle, Inc.	400	16,848
Caleres, Inc.	530	13,292
Callaway Golf Co.*	1,340	49,473
Cato Corp., Class A*	316	4,885
Cheesecake Factory, Inc.*	589	34,645
Chico’s FAS, Inc.*	1,675	7,789
Children’s Place, Inc.*	204	18,970
Cooper Tire & Rubber Co.	718	42,635
Cooper-Standard Holdings, Inc.*	236	7,023
Designer Brands, Inc., Class A*(a)	822	14,377
Dine Brands Global, Inc.*	233	22,123
Ethan Allen Interiors, Inc.	306	8,834
Fiesta Restaurant Group, Inc.*	286	3,887
Fossil Group, Inc.*	654	9,234
GameStop Corp., Class A*(a)	770	170,940
Genesco, Inc.*	199	10,945
Gentherm, Inc.*	469	34,017
G-III Apparel Group Ltd.*	608	20,088
Group 1 Automotive, Inc.	238	37,956
Guess?, Inc.(a)	525	15,419
Hibbett Sports, Inc.*	232	19,664
Installed Building Products, Inc.	315	37,359
iRobot Corp.*(a)	394	38,494
Kontoor Brands, Inc.	670	42,893
La-Z-Boy, Inc.	647	26,676
LCI Industries	358	53,360
Macy’s, Inc.*	4,381	80,085
MarineMax, Inc.*	309	15,892
MDC Holdings, Inc.	784	45,433
Meritage Homes Corp.*	531	57,173
ODP Corp.*	748	32,718
Oxford Industries, Inc.	236	22,597
Perdoceo Education Corp.*	982	11,971
Red Robin Gourmet Burgers, Inc.*	218	7,817
Regis Corp.*(a)	395	3,610
Rent-A-Center, Inc.	684	42,278
Ruth’s Hospitality Group, Inc.*	446	10,766
Sally Beauty Holdings, Inc.*	1,576	34,373
Shake Shack, Inc., Class A*(a)	516	48,494
Shoe Carnival, Inc.	120	8,101
Signet Jewelers Ltd.*	746	45,193
Sleep Number Corp.*	359	40,025
Standard Motor Products, Inc.	281	12,651
Steven Madden Ltd.	1,081	44,753
Sturm Ruger & Co., Inc.	245	19,340
Tupperware Brands Corp.*	687	17,615
Unifi, Inc.*	229	6,304
Universal Electronics, Inc.*	193	9,662
Vera Bradley, Inc.*	357	4,098
Vista Outdoor, Inc.*	815	35,526
Winnebago Industries, Inc.	483	35,723
Wolverine World Wide, Inc.	1,175	42,840

(Cost $1,537,652)		1,795,017

Consumer Staples - 4.0%
Andersons, Inc.	431	13,395
B&G Foods, Inc.(a)	903	27,632
Calavo Growers, Inc.	232	16,518
Cal-Maine Foods, Inc.	522	18,223
Celsius Holdings, Inc.*	375	24,578
Chefs’ Warehouse, Inc.*(a)	448	13,780
Coca-Cola Consolidated, Inc.	65	26,320
Edgewell Personal Care Co.	758	34,398
elf Beauty, Inc.*	537	15,036
Fresh Del Monte Produce, Inc.	424	14,191
J & J Snack Foods Corp.	213	37,399
John B Sanfilippo & Son, Inc.	124	11,570
Medifast, Inc.	167	55,486
MGP Ingredients, Inc.	184	12,823
Seneca Foods Corp., Class A*	105	4,855
Simply Good Foods Co.*	1,201	41,471
SpartanNash Co.(a)	505	10,590
United Natural Foods, Inc.*	784	29,761
USANA Health Sciences, Inc.*	166	17,553

(Cost $378,809)		425,579

Energy - 2.8%
Callon Petroleum Co.*	645	24,813
Core Laboratories NV	623	26,042
Helix Energy Solutions Group, Inc.*	1,980	10,355

Helmerich & Payne, Inc.	1,529	43,194
Laredo Petroleum, Inc.*(a)	138	7,750
Par Pacific Holdings, Inc.*	559	7,781
PBF Energy, Inc., Class A*	1,343	21,676
Range Resources Corp.*(a)	3,674	49,820
Renewable Energy Group, Inc.*	619	37,802
SM Energy Co.	1,490	29,651
Southwestern Energy Co.*	9,207	47,600

(Cost $271,137)		306,484

Financials - 18.0%
Ambac Financial Group, Inc.*	642	9,688
Ameris Bancorp	985	54,116
AMERISAFE, Inc.	270	17,693
Assured Guaranty Ltd.	1,084	51,631
Banc of California, Inc.	624	10,926
BankUnited, Inc.	1,314	62,796
Banner Corp.	492	28,797
Berkshire Hills Bancorp, Inc.	714	19,813
Blucora, Inc.*	674	11,687
Boston Private Financial Holdings, Inc.	1,152	17,660
Brightsphere Investment Group, Inc.	832	18,529
Cadence BanCorp	1,777	39,769
Capstead Mortgage Corp. REIT	1,355	8,740
Central Pacific Financial Corp.	394	10,918
City Holding Co.	220	17,648
Columbia Banking System, Inc.	1,021	44,066
Community Bank System, Inc.	759	61,570
Customers Bancorp, Inc.*	410	15,518
Donnelley Financial Solutions, Inc.*	414	12,341
Eagle Bancorp, Inc.	444	25,370
eHealth, Inc.*	362	23,620
Employers Holdings, Inc.	396	16,711
Encore Capital Group, Inc.*	438	20,275
Enova International, Inc.*	507	19,200
First BanCorp	3,099	39,636
First Financial Bancorp	1,386	35,301
First Hawaiian, Inc.	1,860	52,378
First Midwest Bancorp, Inc.	1,632	34,158
Granite Point Mortgage Trust, Inc. REIT	770	11,073
Great Western Bancorp, Inc.	770	25,764
Green Dot Corp., Class A*	755	30,645
Greenhill & Co., Inc.	238	4,144
Hanmi Financial Corp.	430	9,021
Heritage Financial Corp.	502	14,563
Hilltop Holdings, Inc.	931	34,587
HomeStreet, Inc.	304	13,686
Hope Bancorp, Inc.	1,723	26,362
Horace Mann Educators Corp.	578	23,045
Independent Bank Corp.	461	37,622
Independent Bank Group, Inc.	513	40,399
Invesco Mortgage Capital, Inc. REIT(a)	3,226	10,968
Investors Bancorp, Inc.	3,145	46,798
KKR Real Estate Finance Trust, Inc. REIT	381	8,146
Meta Financial Group, Inc.	450	23,855
National Bank Holdings Corp., Class A	442	17,503
NBT Bancorp, Inc.	609	23,745
New York Mortgage Trust, Inc. REIT	5,300	23,956
NMI Holdings, Inc., Class A*	1,192	28,834
Northfield Bancorp, Inc.	656	11,106
Northwest Bancshares, Inc.	1,772	25,092
OFG Bancorp	719	17,328
Old National Bancorp.	2,362	44,996
Pacific Premier Bancorp, Inc.	1,333	61,278
Palomar Holdings, Inc.*	303	22,119
Park National Corp.(a)	198	25,051
PennyMac Mortgage Investment Trust REIT	1,368	26,813
Piper Sandler Cos.	197	25,110
PRA Group, Inc.*	637	24,798
Preferred Bank	190	12,975
ProAssurance Corp.	753	18,336
Provident Financial Services, Inc.	1,012	25,563
Redwood Trust, Inc. REIT	1,565	17,418
S&T Bancorp, Inc.	549	18,628
Safety Insurance Group, Inc.	198	16,852
Seacoast Banking Corp. of Florida*	772	28,618
Simmons First National Corp., Class A	1,537	46,879
Southside Bancshares, Inc.	455	19,492
Stewart Information Services Corp.	374	22,571
Tompkins Financial Corp.	180	14,607
Trupanion, Inc.*	473	42,650
United Community Banks, Inc.	1,236	42,741
United Fire Group, Inc.	301	9,226
Universal Insurance Holdings, Inc.	398	5,612
Veritex Holdings, Inc.	690	24,240
WisdomTree Investments, Inc.	1,571	10,526
WSFS Financial Corp.	676	35,970

(Cost $1,820,680)		1,931,866

Health Care - 11.7%
Addus HomeCare Corp.*	210	20,196
Allscripts Healthcare Solutions, Inc.*	2,006	34,884
AMN Healthcare Services, Inc.*	667	59,163
Amphastar Pharmaceuticals, Inc.*	509	9,630
AngioDynamics, Inc.*	530	12,254
Anika Therapeutics, Inc.*	202	9,423
Cardiovascular Systems, Inc.*	562	22,025
Coherus Biosciences, Inc.*	896	11,791
Collegium Pharmaceutical, Inc.*	486	11,611
Community Health Systems, Inc.*	1,701	24,273
Computer Programs and Systems, Inc.	193	6,247
CONMED Corp.(a)	409	56,315
Corcept Therapeutics, Inc.*	1,474	31,838
CorVel Corp.*	127	15,824
Covetrus, Inc.*	1,420	39,391
Cross Country Healthcare, Inc.*	488	7,637

CryoLife, Inc.*	545	15,701
Cutera, Inc.*	246	9,442
Cytokinetics, Inc.*	993	21,677
Eagle Pharmaceuticals, Inc.*	162	6,418
Enanta Pharmaceuticals, Inc.*	251	12,214
Endo International PLC*	3,219	18,896
Ensign Group, Inc.	727	60,486
Glaukos Corp.*	648	47,680
Heska Corp.*	138	27,345
Inogen, Inc.*	258	15,947
Invacare Corp.*(a)	541	4,328
Lannett Co., Inc.*(a)	603	2,593
Magellan Health, Inc.*	323	30,423
Merit Medical Systems, Inc.*	698	42,117
Myriad Genetics, Inc.*	1,050	30,083
Natus Medical, Inc.*	474	12,703
NextGen Healthcare, Inc.*	777	12,758
Omnicell, Inc.*	607	84,373
OraSure Technologies, Inc.*	1,004	9,648
Orthofix Medical, Inc.*	273	11,111
Owens & Minor, Inc.	1,027	45,917
Pacira BioSciences, Inc.*	625	37,919
Phibro Animal Health Corp., Class A	283	7,978
Prestige Consumer Healthcare, Inc.*	696	34,710
RadNet, Inc.*	599	15,856
REGENXBIO, Inc.*	487	17,177
Select Medical Holdings Corp.	1,528	61,227
Spectrum Pharmaceuticals, Inc.*	2,040	7,038
Supernus Pharmaceuticals, Inc.*	740	22,089
Surmodics, Inc.*	192	10,186
Tabula Rasa HealthCare, Inc.*(a)	314	13,568
Tactile Systems Technology, Inc.*	273	14,679
Tivity Health, Inc.*	529	13,860
US Physical Therapy, Inc.	180	20,945
Vanda Pharmaceuticals, Inc.*	767	13,568
Vericel Corp.*	658	37,177
Xencor, Inc.*	831	31,960

(Cost $1,215,037)		1,254,299

Industrials - 18.1%
AAR Corp.*	463	19,330
ABM Industries, Inc.	954	47,595
AeroVironment, Inc.*	314	34,424
Alamo Group, Inc.	138	21,277
Albany International Corp., Class A	429	38,331
Applied Industrial Technologies, Inc.	548	53,682
ArcBest Corp.	355	27,633
Arcosa, Inc.	683	43,370
Astec Industries, Inc.	316	21,655
Atlas Air Worldwide Holdings, Inc.*	382	28,623
AZZ, Inc.	355	18,989
Barnes Group, Inc.	670	35,791
Boise Cascade Co.	548	36,163
Brady Corp., Class A	677	38,745
Chart Industries, Inc.*	502	73,262
CIRCOR International, Inc.*	280	10,536
Comfort Systems USA, Inc.	516	42,776
CoreCivic, Inc.*	1,674	13,107
Deluxe Corp.	587	26,744
Echo Global Logistics, Inc.*	372	12,708
Encore Wire Corp.	289	23,756
Enerpac Tool Group Corp.	837	22,934
EnPro Industries, Inc.	287	26,401
ESCO Technologies, Inc.	364	34,449
Exponent, Inc.	732	66,780
Federal Signal Corp.	861	36,575
Forward Air Corp.	390	37,787
Franklin Electric Co., Inc.	548	45,972
GMS, Inc.*	599	27,428
Granite Construction, Inc.	638	25,750
Greenbrier Cos., Inc.	458	20,340
Harsco Corp.*	1,104	24,752
Heartland Express, Inc.	682	12,378
Heidrick & Struggles International, Inc.	271	11,664
Hillenbrand, Inc.	1,067	48,655
HNI Corp.	601	27,418
Hub Group, Inc., Class A*	472	32,950
Interface, Inc.	820	13,399
John Bean Technologies Corp.	448	64,525
Kaman Corp.	388	20,882
Kelly Services, Inc., Class A*	468	12,014
Lindsay Corp.	152	25,024
Lydall, Inc.*	237	8,622
Marten Transport Ltd.	820	13,989
Matson, Inc.	607	39,243
Meritor, Inc.*	1,013	26,338
Mueller Industries, Inc.	799	37,098
MYR Group, Inc.*	234	20,367
National Presto Industries, Inc.	73	7,404
Pitney Bowes, Inc.	2,422	20,296
Powell Industries, Inc.	139	4,776
Proto Labs, Inc.*	386	34,505
Raven Industries, Inc.	501	22,109
Saia, Inc.*	371	85,389
SPX Corp.*	640	40,083
SPX FLOW, Inc.	602	41,315
Standex International Corp.	173	17,238
Team, Inc.*	492	4,182
Tennant Co.	259	21,430
Titan International, Inc.*	704	6,540
Triumph Group, Inc.*	730	14,031
UniFirst Corp.	213	47,218
US Ecology, Inc.*	441	17,477
Veritiv Corp.*	174	10,687
Viad Corp.*	286	12,624

Vicor Corp.*	296	26,664
Wabash National Corp.	727	11,596
Watts Water Technologies, Inc., Class A	390	53,001

(Cost $1,837,145)		1,950,796

Information Technology - 13.8%
8x8, Inc.*	1,501	35,349
ADTRAN, Inc.	675	13,372
Advanced Energy Industries, Inc.	543	55,391
Agilysys, Inc.*	284	14,424
Badger Meter, Inc.	414	39,566
Bel Fuse, Inc., Class B	142	2,340
Benchmark Electronics, Inc.	508	15,723
Bottomline Technologies DE, Inc.*	543	20,297
Cardtronics PLC, Class A*	505	19,660
Cohu, Inc.*	659	24,528
CSG Systems International, Inc.	456	20,082
CTS Corp.	452	17,289
Diodes, Inc.*	599	45,326
Ebix, Inc.	329	9,015
EVERTEC, Inc.	851	37,044
ExlService Holdings, Inc.*	473	48,237
Extreme Networks, Inc.*	1,727	19,757
Fabrinet*	515	46,190
FARO Technologies, Inc.*	252	19,064
FormFactor, Inc.*	1,110	39,127
Ichor Holdings Ltd.*	392	22,054
Insight Enterprises, Inc.*	498	52,031
Itron, Inc.*	629	59,975
Knowles Corp.*	1,280	26,291
Kulicke & Soffa Industries, Inc.	867	44,997
LivePerson, Inc.*	895	49,180
MaxLinear, Inc.*	948	36,043
Methode Electronics, Inc.	537	25,980
MicroStrategy, Inc., Class A*(a)	108	50,760
NETGEAR, Inc.*	427	16,602
OneSpan, Inc.*	474	12,395
Onto Innovation, Inc.*	682	48,947
PDF Solutions, Inc.*	410	7,150
Plantronics, Inc.*	524	17,187
Plexus Corp.*	409	40,413
Power Integrations, Inc.	850	69,862
Progress Software Corp.	618	27,544
Rogers Corp.*	265	49,648
Sanmina Corp.*	907	38,194
ScanSource, Inc.*	356	10,869
SPS Commerce, Inc.*	504	47,305
TTEC Holdings, Inc.	260	28,187
TTM Technologies, Inc.*	1,427	21,619
Unisys Corp.*	880	22,625
Veeco Instruments, Inc.*(a)	695	16,555
Viavi Solutions, Inc.*	3,237	56,745
Vonage Holdings Corp.*	3,334	45,943

(Cost $1,498,648)		1,486,882

Materials - 5.2%
AdvanSix, Inc.*	392	12,411
Allegheny Technologies, Inc.*	1,809	44,302
American Vanguard Corp.	372	6,841
Balchem Corp.	458	59,998
Carpenter Technology Corp.	671	32,154
Century Aluminum Co.*	704	9,581
Clearwater Paper Corp.*	232	6,619
Ferro Corp.*	1,151	24,862
GCP Applied Technologies, Inc.*	674	16,432
Glatfelter Corp.	619	9,136
Hawkins, Inc.	264	8,981
Haynes International, Inc.	194	6,751
HB Fuller Co.	728	50,319
Innospec, Inc.	350	35,389
Kaiser Aluminum Corp.	221	28,595
Koppers Holdings, Inc.*	295	10,228
Kraton Corp.*	445	15,108
Livent Corp.*(a)	2,095	40,873
Mercer International, Inc.	553	8,207
Neenah, Inc.	236	12,491
Stepan Co.	303	40,802
SunCoke Energy, Inc.	1,156	8,705
TimkenSteel Corp.*	530	8,030
Tredegar Corp.	361	5,502
Trinseo SA	537	34,873
US Concrete, Inc.*	222	12,652
Warrior Met Coal, Inc.	718	13,139

(Cost $534,669)		562,981

Real Estate - 7.6%
Acadia Realty Trust REIT	1,206	26,170
Agree Realty Corp. REIT	897	63,041
Alexander & Baldwin, Inc. REIT	1,014	19,479
American Assets Trust, Inc. REIT	702	25,658
Armada Hoffler Properties, Inc. REIT	830	11,014
Brandywine Realty Trust REIT	2,386	33,547
CareTrust REIT, Inc. REIT	1,340	31,195
Centerspace REIT	189	13,455
Chatham Lodging Trust REIT*	657	8,653
Community Healthcare Trust, Inc. REIT	315	14,893
DiamondRock Hospitality Co. REIT*	2,935	28,411
Diversified Healthcare Trust REIT	3,328	12,081
Easterly Government Properties, Inc. REIT	1,174	24,337
Four Corners Property Trust, Inc. REIT	1,086	30,147
GEO Group, Inc. REIT(a)	1,695	8,797
Getty Realty Corp. REIT	514	16,001
Hersha Hospitality Trust REIT*	511	5,493
Independence Realty Trust, Inc. REIT	1,457	24,886
iStar, Inc. REIT	1,064	17,886
Kite Realty Group Trust REIT	1,177	24,952

Lexington Realty Trust REIT	3,949	48,889
LTC Properties, Inc. REIT	548	21,471
Office Properties Income Trust REIT	675	19,730
Realogy Holdings Corp.*	1,613	28,566
Retail Opportunity Investments Corp. REIT	1,714	30,612
Retail Properties of America, Inc., Class A REIT	3,072	37,018
RPT Realty REIT	1,135	14,471
SITE Centers Corp. REIT	2,330	34,880
Summit Hotel Properties, Inc. REIT*	1,477	14,194
Tanger Factory Outlet Centers, Inc. REIT	1,307	22,912
Uniti Group, Inc. REIT	3,330	36,164
Washington Real Estate Investment Trust REIT	1,205	28,498
Whitestone REIT	558	4,620
Xenia Hotels & Resorts, Inc. REIT*	1,589	30,843

(Cost $777,303)		812,964

Utilities - 0.7%
California Water Service Group	703	39,958
South Jersey Industries, Inc.(a)	1,406	37,484

(Cost $76,893)		77,442

TOTAL COMMON STOCKS (Cost $10,090,084)		10,751,613

SECURITIES LENDING COLLATERAL - 2.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(b)(c)
(Cost $261,212)	261,212	261,212

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.03%(b)
(Cost $370)	370	370

TOTAL INVESTMENTS - 102.4% (Cost $10,351,666)		11,013,195
Other assets and liabilities, net - (2.4%)		(256,383)

NET ASSETS - 100.0%		$10,756,812

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2021 is as follows:

Value ($) at 2/24/2021 (Commence- ment of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2021	Value ($) at 5/31/2021
SECURITIES LENDING COLLATERAL - 2.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(b)(c)
—	261,212(d)	—	—	—	3	—	261,212	261,212
CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.03%(b)
—	10,097,024	(10,096,654)	—	—	11	—	370	370

—	10,358,236	(10,096,654)	—	—	14	—	261,582	261,582

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2021 amounted to $566,948, which is 5.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $341,468.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2021.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(e)	$10,751,613	$—	$—	$10,751,613
Short-Term Investments(e)	261,582	—	—	261,582

TOTAL	$11,013,195	$—	$—	$11,013,195

(e)	See Schedule of Investments for additional detailed categorizations.